As filed with the Securities and Exchange Commission on January 16, 2009
                                                                                                                                                          Registration Nos. 33-54126
                                                                                                                                                                                        811-07332
______________________________________________________________________________________

SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        ☒

                                           Pre-Effective Amendment No.                                         ☐

                                           Post-Effective Amendment No. 68                                   ☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  ☒

                                                                   Amendment No. 72                                                       ☒

_______________________________

BARCLAYS GLOBAL INVESTORS FUNDS
(Exact Name of Registrant as Specified in Charter)

400 Howard Street
San Francisco, CA 94105
(Address of Principal Executive Offices)

Registrant’s Telephone Number: 1-877-244-1544
_______________________________

c/o State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116
(Name and Address of Agent for Service)
_______________________________

With a copy to:

Leonard A. Pierce
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109
_______________________________

It is proposed that this filing will become effective (check appropriate box)

☐           immediately upon filing pursuant to paragraph (b)
☒           on January 28, 2009  pursuant to paragraph (b)
☐           60 days after filing pursuant to paragraph (a)(1)
☐           on - pursuant to paragraph (a)(1) of Rule 485
☐           75 days after filing pursuant to paragraph (a)(2)
☐           on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 68 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 72 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of Barclays Global Investors Funds (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until January 28, 2009, the effectiveness of Post-Effective Amendment No. 67 under the Securities Act (Amendment No. 71 under the 1940 Act) to the Registrant’s Registration Statement, filed on November 21, 2008 pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 68 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 67 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended, Barclays Global Investors Funds (the "Registrant") certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and duly caused this Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A of the Registrant, to be signed on behalf of the Registrant by the undersigned, thereto duly authorized, in the City of San Francisco, State of California on the 16th  day of January, 2009.

BARCLAYS GLOBAL INVESTORS FUNDS

By      /s/ Jack Gee
    Jack Gee
     Treasurer
    (Chief Financial Officer)

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A of the Registrant has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                                                                          Title                                                                                        Date

*
                                                                                                           Trustee and President                                                          January 16, 2009
H. Michael Williams                                                                        (Chief Executive Officer)

*
____________________________                                          Trustee                                                                                    January 16, 2009
Mary G.F. Bitterman

*
____________________________                                          Trustee                                                                                    January 16, 2009
A. John Gambs

*
____________________________                                          Trustee                                                                                     January 16, 2009
Hayne E. Leland

*
____________________________                                          Trustee                                                                                     January 16, 2009
Jeffrey M. Lyons

*
____________________________                                          Trustee                                                                                      January 16, 2009
Lee T. Kranefuss

*
____________________________                                          Trustee                                                                                      January 16, 2009
Wendy Paskin-Jordan

*
____________________________                                          Trustee                                                                                       January 16, 2009
Leo Soong

/s/ Jack Gee
Jack Gee                                                                                            Treasurer
                              (Chief Financial Officer)                                                           January 16, 2009

By: /s/ Geoffrey D. Flynn
      Geoffrey D. Flynn *

*	As Attorney-in-Fact pursuant to the powers of attorney as filed December 27, 2007.